Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Inventories

Inventories consisted of the following:

(dollars in thousands)	March 31, 2016	December 31, 2015
Finished goods	$71,499	$76,987
Work in process	455	352
Raw materials	2,654	2,583
Packaging and supplies	1,608	3,560

Total	$76,216	$83,482

Inventories consisted of the following at December 31:

(dollars in thousands)	2015	2014
Finished goods	$76,987	$83,904
Work in process	352	90
Raw materials	2,583	3,136
Packaging and supplies	3,560	1,490

Total	$83,482	$88,620